Capital Surplus - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 07, 2019 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Statement [LineItems]
Beginning balance		$ 6,050,787
Share-based payments				$ 822	$ 41,043
Capital reduction					(1,284,223)
Cancellation of treasury stock	$ 962,503
Ending balance		6,050,787	$ 215,484	6,050,787
Capital surplus [member]
Statement [LineItems]
Beginning balance		6,050,787		6,263,553	6,271,448
Share-based payments				(412)	(7,967)
Capital reduction					72
Cancellation of treasury stock				(212,354)
Ending balance		6,050,787		6,050,787	6,263,553
Share premium [member] | Capital surplus [member]
Statement [LineItems]
Beginning balance		5,674,242		5,873,743	5,873,743
Cancellation of treasury stock				(199,501)
Reclassifications		369,241
Ending balance		6,043,483		5,674,242	5,873,743
Employee restricted shares [member] | Capital surplus [member]
Statement [LineItems]
Beginning balance		369,241		382,506	390,401
Share-based payments				(412)	(7,967)
Capital reduction					72
Cancellation of treasury stock				(12,853)
Reclassifications		(369,241)
Ending balance				369,241	382,506
Others [member] | Capital surplus [member]
Statement [LineItems]
Beginning balance		7,304		7,304	7,304
Ending balance		$ 7,304		$ 7,304	$ 7,304